Information on remuneration - Text details (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Supervisory board [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 950,500	€ 1,037,209	€ 1,083,667
Board of management [Member]
Information on remuneration [Line items]
Key management personnel compensation	7,808,117	8,904,859	6,612,092
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 18.99	€ 19.47	€ 19.52
Number of share options outstanding in share-based payment arrangement	333,670	476,200	479,881
Executive committee [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 25,848,741	€ 22,433,827	€ 15,098,023
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 19.82	€ 21.17	€ 18.67
Number of share options outstanding in share-based payment arrangement	541,400	750,631	843,461
F.A. van Houten [Member] | Board of management [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 5,101,429	€ 4,675,042	€ 3,890,265
Number of premium share options outstanding in share-based payment arrangement	1,334
A. Bhattacharya [Member] | Board of management [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 2,247,822	1,856,175	53,838
Number of premium share options outstanding in share-based payment arrangement	140
M.J. van Ginneken [Member] | Board of management [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 306,061
Number of premium share options outstanding in share-based payment arrangement	150
P.A.J. Nota [Member] | Board of management [Member]
Information on remuneration [Line items]
Key management personnel compensation	€ 152,805	€ 2,373,642	€ 2,097,119